Significant Components of Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Investments in affiliates	¥ 102,665	¥ 108,244
Property, plant and equipment and intangible assets	84,347	74,996
Liability for employees' retirement benefits	56,590	57,662
Accrued liabilities for loyalty programs	39,363	55,409
Operating loss carry-forwards	39,031	37,566
Marketable securities and other investments	11,358	11,255
Deferred revenues regarding "Nikagetsu Kurikoshi" and "Packet Kurikoshi"	10,723	13,000
Compensated absences	10,621	11,156
Accrued enterprise tax	6,970	11,754
Inventories	6,328	3,373
Accrued bonus	5,703	6,263
Receivables held for sale	5,434	10,276
Allowance for doubtful accounts	3,654	506
Accrued commissions to agent resellers	1,945	3,104
Asset retirement obligations	1,755	1,893
Other	13,551	12,039
Sub-total deferred tax assets	400,038	418,496
Less: Valuation allowance	(48,701)	(39,641)
Total deferred tax assets	351,337	378,855
Deferred tax liabilities:
Investments in affiliates	26,692	22,980
Unrealized holding gains on available-for-sale securities	26,204	19,284
Identifiable intangible assets	8,590	10,033
Other	3,473	4,963
Total deferred tax liabilities	64,959	57,260
Net deferred tax assets	¥ 286,378	¥ 321,595